                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment  [ ];  Amendment Number:
  This Amendment (Check only one.):
                                        [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      DMG Advisors LLC

Address:                   1 Sound Shore Drive, Suite 202
                           Greenwich, CT  06830

Form 13F File Number:      Unassigned.

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Andrew Wilder

Title:            Chief Financial Officer

Phone:            203-629-8400

Signature, Place, and Date of Signing:

       /s/ Andrew Wilder         Greenwich, Connecticut      April  30, 2002
     -----------------------    -----------------------      ---------------
           Andrew Wilder              City, State                   Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:

Certain information for which we are requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission. Pages where confidential treatment has been requested are stamped "Confidential portions omitted and filed separately with the Securities and Exchange Commission." The appropriate section has been marked at the appropriate place with an "*".


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     92 Items

Form 13F Information Table Value Total:     $ 117,984.43 (thousands)

List of Other Included Managers:     Not Applicable

Provide a numbered list of the name(s) to which investment managers with respect this report is filed, other than the manager filing this report.

NONE

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*Confidential portions omitted and filed separately with the Securities and
Exchange Commission.

                                                           VALUE     SHARE OR PRN   SH/PRN    INVESTMENT    OTHER          VOTING
NAME OF ISSUER     TITLE OF CLASS            CUSIP        (X$1000)      AMOUNT     PUT/CALL   DISCRETION  MANAGERS        AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
      *                 PUT                    *            264.00             550.00PUT       DEFINED       N/A            SHARED
      *                 COM                    *             70.80          30,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *          1,059.25          19,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            992.50          25,000.00SH        DEFINED       N/A            SHARED
      *                 CL A                   *          3,429.80         110,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *          2,058.75         465,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            872.93         267,100.00SH        DEFINED       N/A            SHARED
      *                 COM                    *          3,504.88          45,400.00SH        DEFINED       N/A            SHARED
      *                 COM                    *          1,725.82         379,300.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            710.40          20,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *          1,992.90          91,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            669.16          45,833.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            979.12          67,900.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            574.80          40,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *          1,648.15          35,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            157.70          19,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            650.00         100,000.00SH        DEFINED       N/A            SHARED
      *                 CL A                   *          1,186.25          25,000.00SH        DEFINED       N/A            SHARED
      *                 CL A                   *          1,202.50          50,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *          1,390.84          31,900.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            595.98          66,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *          3,315.69         193,900.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            189.40          10,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *          1,184.00          40,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *          4,095.78         115,700.00SH        DEFINED       N/A            SHARED
      *                 COM                    *          2,322.75          95,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *          1,364.00          20,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *             40.28           4,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *          1,133.67          31,800.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            353.00          10,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            205.00          20,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            604.00          40,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *          4,171.17         157,700.00SH        DEFINED       N/A            SHARED
      *                 COM                    *          3,196.16          70,400.00SH        DEFINED       N/A            SHARED
      *                 COM                    *          1,295.24         161,300.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            953.96          28,000.00SH        DEFINED       N/A            SHARED
      *                 CL A                   *            331.20          40,000.00SH        DEFINED       N/A            SHARED

                                                           VALUE     SHARE OR PRN   SH/PRN    INVESTMENT    OTHER          VOTING
NAME OF ISSUER     TITLE OF CLASS            CUSIP        (X$1000)      AMOUNT     PUT/CALL   DISCRETION  MANAGERS        AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
      *                 COM                    *            163.91          22,300.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            598.80          15,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *          1,487.50          25,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *          2,927.40         210,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *          1,411.32         742,800.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            784.50          30,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            220.12          13,300.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            772.50          75,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *          4,001.40         270,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            494.00          40,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *          2,894.98         215,400.00SH        DEFINED       N/A            SHARED
      *                 COM                    *          2,227.54         227,300.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            195.75          75,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            998.10          90,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *          4,217.76         139,200.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            190.00          10,000.00SH        DEFINED       N/A            SHARED
      *                 UT LTD PARTNER         *          2,394.01          63,300.00SH        DEFINED       N/A            SHARED
      *                 COM                    *             12.21          14,040.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            354.28          30,700.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            162.14          25,020.00SH        DEFINED       N/A            SHARED
      *                 COM                    *          1,549.50          75,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            764.00          50,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *          1,532.58          86,100.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            640.80          40,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *          2,126.10         223,800.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            320.00          20,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            230.33          41,500.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            311.10         103,700.00SH        DEFINED       N/A            SHARED
      *                 COM                    *             54.00         100,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            355.00          20,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *          3,833.50         110,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            637.60          16,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            384.80          20,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *          3,395.54         176,300.00SH        DEFINED       N/A            SHARED
      *                 CL A                   *            267.60          10,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *          4,221.81         274,500.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            279.51          11,000.00SH        DEFINED       N/A            SHARED

                                                           VALUE     SHARE OR PRN   SH/PRN    INVESTMENT    OTHER          VOTING
NAME OF ISSUER     TITLE OF CLASS            CUSIP        (X$1000)      AMOUNT     PUT/CALL   DISCRETION  MANAGERS        AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
      *                 COM                    *            457.05          55,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            345.00          30,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *          1,584.95          80,700.00SH        DEFINED       N/A            SHARED
      *                 CL A                   *            455.07          33,265.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            243.00          30,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            602.00          40,000.00SH        DEFINED       N/A            SHARED
      *                 CL A                   *            296.70          30,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            509.20          95,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *          1,191.18         164,300.00SH        DEFINED       N/A            SHARED
      *                 CL A                   *            808.50          70,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            814.75          25,000.00SH        DEFINED       N/A            SHARED
      *                 CL A                   *          2,334.27         229,300.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            507.47          15,448.00SH        DEFINED       N/A            SHARED
      *                 COM                    *          2,420.05         834,500.00SH        DEFINED       N/A            SHARED
      *                 COM                    *          1,954.32         143,700.00SH        DEFINED       N/A            SHARED
      *                 COM UNIT RP LP         *          1,254.00          30,000.00SH        DEFINED       N/A            SHARED
      *                 COM                    *          4,126.97         663,500.00SH        DEFINED       N/A            SHARED
      *                 COM                    *            175.18          45,500.00SH        DEFINED       N/A            SHARED
------------------------------------------------------------------------------------------------------------------------------------
Total                                                   117,983.43       9,297,256.00